Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
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Summary of Property, Plant And Equipment

Asset Class	Estimated Useful Life Range
Buildings	5 to 20 years
Equipment	2 to 20 years

Summary of reclassification	These reclassifications are summarized in the tables below:

Excerpt from unaudited interim condensed consolidated statements of earnings for the three months ended June 30, 2021	As previously reported	Reclassification	Revised
Revenue	$204,507	$—	$204,507
COGS	148,828	4,577	153,405
Gross margin	55,679	(4,577)	51,102
SG&A	37,934	(4,577)	33,357
Net earnings	4,291	—	4,291

Excerpt from unaudited interim condensed consolidated statements of earnings for the six months ended June 30, 2021	As previously reported	Reclassification	Revised
Revenue	$407,712	$—	$407,712
COGS	302,485	8,649	311,134
Gross margin	105,227	(8,649)	96,578
SG&A	80,461	(8,649)	71,812
Net earnings	7,294	—	7,294